Non-life and Life and Health Reserves - Components of Non-life reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of non-life reserves [Line Items]
Non-life reserves	$ 11,395,321	$ 10,363,383
Non Life
Components of non-life reserves [Line Items]
Case reserves	4,646,633	4,203,052
ACRs	171,381	158,220
IBNR reserves	6,577,307	6,002,111
Non-life reserves	$ 11,395,321	$ 10,363,383	$ 9,895,376	$ 10,102,172